Income Tax Expenses - Summary of Unutilized Tax Losses Carryforward Available For Offsetting Against Future Taxable Income (Detail) - Unused tax losses [member] - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 21,035	$ 22,538	$ 20,527
Deferred tax asset on above unrecorded	$ 8,252	$ 6,804	$ 4,803